INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES
13. INCOME TAXES
Income tax expense (benefit) of $4.0 thousand, ($1.0) million and $0.2 million has been recognized for the years ended December 31, 2021, 2020 and 2019, respectively. The income tax expense (benefit) for the years ended 2020 and 2019 related primarily to changes in indefinite-lived intangible and goodwill deferred tax liabilities.
The components of the provision for income taxes for the years ended December 31, 2021, 2020 and 2019 consisted of the following:

	Years Ended December 31,
	2021	2020	2019
Current tax provision
Federal	$—	$36	$—
State	1	1	1

Total current tax provision	1	37	1

Deferred tax provision
Federal	1	(492)	43
State	2	(571)	107

Total deferred tax provision	3	(1,063)	150

Total income tax provision (benefit)	$4	$(1,026)	$151

The reconciliation of taxes at the federal statutory rate to the provision for income taxes for the years ended December 31, 2021, 2020 and 2019 was as follows:

	Years Ended December 31,
	2021	2020	2019
Tax at statutory federal rate	$(144,848)	$(78,098)	$(18,586)
State tax, net of federal benefit	(21,212)	(14,052)	(4,649)
Stock-based compensation	22,825	(7,652)	556
Section 162(m) limitation	2,009	1,834	—
Research and development credits, net of uncertain tax position	(12,558)	(14,945)	(5,915)
Warrant revaluation	(641)	(2,824)	—
SEC Settlement	26,250	—	—
Other	(438)	408	915
Change in valuation allowance	128,617	114,303	27,830

Total income tax provision (benefit)	$4	$(1,026)	$151

Deferred tax assets and liabilities as of December 31, 2021 and 2020 consisted of the following:

	As of December 31,
	2021	2020
Deferred tax assets:
Federal and state income tax credits	$33,837	$21,279
Net operating loss carryforward	245,014	132,471
Start-up costs capitalized	1,454	1,490
Stock-based compensation	12,645	8,260
Finance lease liability	680	3,718
Property, plant and equipment, net	—	4,069
Accrued expenses and other	802	—

Total deferred tax assets	294,432	171,287
Valuation allowance	(291,222)	(162,496)

Deferred tax assets, net of valuation allowance	3,210	8,791
Deferred tax liabilities:
Intangible assets	(2,116)	(1,020)
Finance lease asset	(666)	(7,786)
Property, plant and equipment, net	(439)	—
Accrued expenses and other	—	7

Total deferred tax liabilities	(3,221)	(8,799)

Deferred tax liabilities, net	$(11)	$(8)

In accordance with ASC
740-10,
the deferred tax assets are reduced by a valuation allowance if it is not more likely than not that some portion or all the deferred tax assets will be realized. The realization of deferred tax assets can be affected by, among other things, the nature, frequency, and severity of current and cumulative losses, forecasts of future profitability, the length of statutory carryforward periods, the Company’s experience with utilizing operating losses and tax credit carryforwards by jurisdiction, and tax planning alternatives that may be available.
The Company performed an analysis of the reversal of the deferred tax liabilities, and then considered the overall business environment, and the outlook for future years. The Company determined that it is not more likely than not that the benefit from deferred tax assets net of the reversal of certain deferred tax liabilities will be realized. Accordingly, the Company recorded valuation allowances of $291.2 million and $162.5 million at December 31, 2021 and 2020, respectively. The increase in the valuation allowance for the years ended December 31, 2021 and 2020 were primarily due to increase in net operating loss carryforwards and R&D credits.
At December 31, 2021, the Company had federal net operating loss carryforwards of $11.1 million that begin to expire in 2037 and $966.3 million that have an indefinite carryforward period. The Company has combined state net operating loss carryforwards of $992.6 million at December 31, 2021, that begin to expire in 2032. The Company conducted a change in ownership study and determined that net operating losses and credits will not expire due to ownership change rules under the Internal Revenue Code Sections 382 and 383. The Company had federal and state tax credits of $29.5 million and $19.1 million, respectively, at December 31, 2021 and 2020, which if unused will begin to expire in 2037 for federal and 2031 for state tax purposes.
The following table reflect changes in the unrecognized tax benefits:

	Years Ended December 31,
	2021	2020	2019
Gross amount of unrecognized tax benefits as of the beginning of the year	$7,392	$432	$140
Additions based on tax positions related to the current year	4,269	5,622	292
Additions based on tax position from prior years	—	1,338	—

Gross amount of unrecognized tax benefits as of the end of the year	$11,661	$7,392	$432

ASC 740,
Income Taxes
, provides that a tax benefit from an uncertain tax position may be recognized when it is more-likely-than-not
that the position will be sustained in a court of last resort, based on the technical merits. If more-likely-than-not,
the amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination, including compromise settlements. For tax positions not meeting the more-likely-than-not
threshold, no tax benefit is recorded.
As of December 31, 2021, 2020, and 2019, the Company had $11.7 million, $7.4 million, and $0.4 million, respectively, of gross unrecognized tax benefits, related to research and experimental tax credits. The Company does not expect a significant change to the amount of unrecognized tax benefits to occur within the next 12 months.
The Company’s policy is to recognize interest and penalties related to income tax matters in income tax expense. The Company had no accrual for interest or penalties at December 31, 2021 or 2020, and has not recognized interest or penalties during the years ended December 31, 2021, 2020, and 2019, since there was no reduction in income taxes paid due to uncertain tax positions.
The Company files income tax returns in the United States, Arizona, California, Florida, Michigan, Tennessee and Utah. As of December 31, 2021, the earliest year subject to examination is 2018 for federal and state tax purposes. In addition, due to the Company’s tax attribute carryforwards, tax authorities will continue to have the ability to adjust loss and tax credit carryforwards even after the statute expires on the year in which the attributes were originally claimed.